DEFERRED TAX ASSETS AND LIABILITIES - UNRECOGNIZED DEFERRED TAX OF CERTAIN SUBSIDIARIES - NARRATIVE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 17,718	¥ 16,605
Write-down of deferred tax assets	75	189	¥ 188
Write-down of deferred tax assets related to expiration of tax loss	4,349	¥ 1,992
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	3,089
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	5,938
Between two and three years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	2,356
Between three and four years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	1,986
Later than four years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 4,349